Loans and Allowance for Loan Losses (Details 8) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	$ 139,260	$ 144,661
Commercial, Financial, and Agricultural [Member]
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	22,634	28,416
Real Estate Construction - Residential [Member]
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	7,473	11,633
Real Estate Construction - Commercial [Member]
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	16,256	18,394
Real Estate Mortgage - Residential [Member]
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	36,865	21,653
Real Estate Mortgage - Commercial [Member]
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	54,718	63,396
Installment and Other Consumer [Member]
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	1,314	1,169
Watch [Member]
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	82,341	79,368
Watch [Member] | Commercial, Financial, and Agricultural [Member]
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	14,814	22,206
Watch [Member] | Real Estate Construction - Residential [Member]
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	4,580	9,644
Watch [Member] | Real Estate Construction - Commercial [Member]
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	6,459	9,338
Watch [Member] | Real Estate Mortgage - Residential [Member]
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	26,063	13,231
Watch [Member] | Real Estate Mortgage - Commercial [Member]
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	29,753	24,392
Watch [Member] | Installment and Other Consumer [Member]
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	672	557
Substandard [Member]
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	25,838	18,890
Substandard [Member] | Commercial, Financial, and Agricultural [Member]
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	6,485	4,142
Substandard [Member] | Real Estate Construction - Residential [Member]
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	396	842
Substandard [Member] | Real Estate Construction - Commercial [Member]
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	2,035	1,189
Substandard [Member] | Real Estate Mortgage - Residential [Member]
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	5,472	4,269
Substandard [Member] | Real Estate Mortgage - Commercial [Member]
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	11,027	8,004
Substandard [Member] | Installment and Other Consumer [Member]
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	423	444
Non-accrual [Member]
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	31,081	46,403
Non-accrual [Member] | Commercial, Financial, and Agricultural [Member]
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	1,335	2,068
Non-accrual [Member] | Real Estate Construction - Residential [Member]
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	2,497	1,147
Non-accrual [Member] | Real Estate Construction - Commercial [Member]
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	7,762	7,867
Non-accrual [Member] | Real Estate Mortgage - Residential [Member]
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	5,330	4,153
Non-accrual [Member] | Real Estate Mortgage - Commercial [Member]
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	13,938	31,000
Non-accrual [Member] | Installment and Other Consumer [Member]
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	$ 219	$ 168